GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customers	$ 127,490	$ 155,827	$ 150,040
Technology [Member]
Revenue from External Customers	24,673	35,017	45,266
Networking [Member]
Revenue from External Customers	$ 102,817	$ 120,810	$ 104,774